Submission	Feb. 18, 2026
Submission [Line Items]
Central Index Key	0000784977
Registrant Name	PORTLAND GENERAL ELECTRIC CO /OR/
Registration File Number	333-288955
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A